S000000885 [Member] Expense Example - Wasatch Micro Cap Fund	Sep. 30, 2025 USD ($)
Investor Class shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	$ 1,889